Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 28, 2021	Mar. 31, 2021	Sep. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase price	$ 22,500,000	$ 3,000,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Stock issued (in Shares)	2,250,000	2,250,000	2,250,000
Underwriters' over-allotment option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit (in Dollars per share)		$ 0.2	$ 0.2
Underwriting discount		$ 3,450,000	$ 3,450,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Stock issued (in Shares)		15,000,000
Gross proceeds of the initial public offering percentage		3.50%	3.50%